Revenue (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Disaggregation of Revenue [Line Items]
Remaining performance obligations	$ 111.5
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-02-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations	13.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-02-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations	92.6
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-02-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations	$ 5.1
Non-US | Revenue [Member] | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue	10.00%	10.00%	10.00%